The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis care and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. Fresenius Medical Care Holdings, Inc. (“FMCH”), located in the United States and our largest subsidiary, also provides laboratory testing services, pharmacy services, vascular surgery services and inpatient dialysis services as well as other services under contract to hospitals.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment. The term “International Segment” refers to the combined International and Asia-Pacific operating segments.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at March 31, 2013 and for the three months ended March 31, 2013 and 2012 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2012 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements at and for the year ended December 31, 2012, contained in the Company's 2012 Annual Report on Form 20-F.

The results of operations for the three-months period ended March 31, 2013 are not necessarily indicative of the results of operations for the year ending December 31, 2013.